Share-Based Compensation (Details) ¥ in Thousands, $ in Thousands	1 Months Ended	12 Months Ended
	Oct. 31, 2020 CNY (¥)	Mar. 31, 2026 CNY (¥) shares	Mar. 31, 2026 USD ($) shares	Mar. 31, 2025 CNY (¥) shares	Mar. 31, 2025 USD ($)	Mar. 31, 2024 USD ($)	May 31, 2022 shares	Sep. 01, 2020 shares	Aug. 01, 2018 shares	Sep. 27, 2012 shares
Share-Based Compensation [Line Items]
Authorized reserved shares							25,000
Number of shares, granted
Fair value of the underlying shares (in Dollars) | $			$ 23		$ 70	$ 86
Unrecognized share based compensation expenses (in Dollars) | $					$ 659
Weighted-average period		7 years 4 months 24 days	7 years 4 months 24 days	8 years
Fair value of options granted amount (in Dollars) | $
Share based compensation expense (in Yuan Renminbi) | ¥	¥ 55,000	¥ 4		¥ 80
2012 Global Share Plan [Member]
Share-Based Compensation [Line Items]
Shares reserved for future issuances										6,635
2018 Global Share Plan [Member]
Share-Based Compensation [Line Items]
Shares reserved for future issuances							56,174	37,424	37,424
Amended 2018 Global Share Plan [Member]
Share-Based Compensation [Line Items]
Shares reserved for future issuances							81,174	56,174
Vest [Member]
Share-Based Compensation [Line Items]
Percentage of entitlement to vest earn by employees		25.00%	25.00%